Income Taxes - Disclosure Of Detailed Information About Components Of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recognized deferred tax assets and liabilities [abstract]
Non-capital losses	$ 22,421	$ 11,698
Mineral property, plant and equipment	45,109	4,727
Reclamation obligation	15,080
Other	20,307	1,290
Total deferred tax assets	102,917	17,715
Mineral properties, plant and equipment	(296,861)	(18,456)
Intercompany loan	(16,757)
Reclamation obligation	(5,631)
Other	(13,528)	(9,971)
Total deferred tax liabilities	(332,777)	(28,427)
Net deferred tax liability	$ (229,860)	$ (10,712)